INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deferred income tax assets	$ 1,426	$ 4,341
Deferred income tax liabilities	(6,647)	(6,122)
Total deferred income tax assets and liabilities	$ (5,221)	$ (1,781)